Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	J-Star Holding Co., Ltd.
Entity Central Index Key	0001875016
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7/F-1, No. 633, Sec. 2
Entity Address, Address Line Two	Taiwan Blvd.
Entity Address, Address Line Three	Xitun District
Entity Address, City or Town	Taichung City
Entity Address, Country	TW
Entity Address, Postal Zip Code	407
City Area Code	886
Local Phone Number	423229900
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates